Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018